INVESTMENTS IN ASSOCIATED COMPANIES - Movement in Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Feb. 28, 2023	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2020
Equity Method Investment [Roll Forward]
Beginning balance	$ 58,536
Distributions received from associated companies	(1,411)	$ (19,181)	$ (16,273)
Ending balance	$ 53,056	$ 58,536
SwissMarine
Schedule of Equity Method Investments [Line Items]
Ownership percentage	15.92%	15.92%	16.40%	15.92%	16.40%	16.40%	17.50%
Equity Method Investment [Roll Forward]
Beginning balance	$ 48,622	$ 51,437
Distributions received from associated companies	0	(7,803)
Loss on disposal of associated companies		(161)
Share of results	(3,896)	5,149
Other	0
Ending balance	$ 44,726	$ 48,622	$ 51,437
UFC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%	50.00%
Equity Method Investment [Roll Forward]
Beginning balance	$ 2,673	$ 4,212
Distributions received from associated companies	(1,411)	(6,513)
Loss on disposal of associated companies		0
Share of results	708	4,974
Other	0
Ending balance	$ 1,970	$ 2,673	$ 4,212
TFG Marine
Schedule of Equity Method Investments [Line Items]
Ownership percentage	10.00%	10.00%	10.00%					10.00%
Equity Method Investment [Roll Forward]
Beginning balance	$ 7,241	$ 10,211
Distributions received from associated companies	0	(4,865)
Loss on disposal of associated companies		0
Share of results	(882)	1,895
Other	1
Ending balance	6,360	7,241	$ 10,211
Other Investments
Equity Method Investment [Roll Forward]
Beginning balance	0	(460)
Distributions received from associated companies	0	0
Loss on disposal of associated companies		0
Share of results	0	460
Other	0
Ending balance	0	0	(460)
Total
Equity Method Investment [Roll Forward]
Beginning balance	58,536	65,400
Distributions received from associated companies	(1,411)	(19,181)
Loss on disposal of associated companies		(161)
Share of results	(4,070)	12,478
Other	1
Ending balance	$ 53,056	$ 58,536	$ 65,400